UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2003

                   DATE OF REPORTING PERIOD:  MARCH 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CRS in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                          (THE CATHOLIC FUNDS LOGO(R))
                       GIVING VOICE TO CATHOLIC VALUESSM

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2003

THE CATHOLIC EQUITY FUND
THE CATHOLIC MONEY MARKET FUND

                    The Catholic Funds
                                   1-877-222-2402


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      2     Letter to Shareholders

      4     The Catholic Equity Fund

      6     The Catholic Money Market Fund

      8     Schedule of Investments - The Catholic Equity Fund

      16    Schedule of Futures Contracts - The Catholic Equity Fund

      17    Schedule of Investments - The Catholic Money Market Fund

      19    Statements of Assets & Liabilities

      20    Statements of Operations

      21    Statements of Changes in Net Assets

      23    Financial Highlights

      27    Notes to Financial Statements

Letter to Shareholders

Dear Fellow Shareholder:

This semi-annual report of The Catholic Funds covers the six months beginning October 1, 2002 and ending March 31, 2003.

                             FINANCIAL STEWARDSHIP

As we write this letter (May 13), the S&P 500(R) Indexi<F1> is up about 4% since the beginning of 2003. However, we do not pretend to know when or how the stock market will recover fully. However, we do believe that in the past, those who remained invested in stocks during difficult times usually have been rewarded for their faith in the work ethic, technical skills and entrepreneurial spirit of Americans. The Catholic Equity Fund is a way to remain broadly invested in stocks. It substantially mirrors the S&P 500(R) Index (except for five companies that are excluded for abortion reasons).ii<F2> We continue to believe that The Catholic Equity Fund can serve as the core investment for the stock portion of an investor's asset allocation.iii<F3>

The Catholic Money Market Fundiv<F4> can also play a useful role in any investor's portfolio as a place for short-term investments. It also facilitates exchanges into and out of The Catholic Equity Fund.

We continue to have great confidence in our investment management team--Mellon Equity Associates for the Catholic Equity Fund and Strong Capital Management for The Catholic Money Market Fund. Both have extensive experience and enjoy nationwide respect, especially in the niches for which we have engaged them-- index investing and money market investing respectively. Please read their comments on their Fund's performance and their investment outlook.

                           CATHOLIC VALUES IN ACTION

The Catholic Values in Action Program of The Catholic Equity Fund has three components:

     o Filing Shareholder Resolutions

     o Casting Votes

     o Writing Letters

FILING SHAREHOLDER RESOLUTIONS--We filed eight shareholder resolutions for this 2002-03 filing season.

WHAT THE RESOLUTION ASKED FOR                       COMPANIES
-----------------------------                       ---------
EXECUTIVE COMPENSATION--Review executive            Alcoa
compensation history, particularly the ratio        Bristol-Myers Squibb
between executive compensation and the pay of       Coca-Cola
the average and lowest paid workers, and address    El Paso Corp
possible excessive growth in executive              EMC Corp.
compensation and those ratios                       General Electric

CHILD LABOR--Ensure that child labor was not        Federated Department Stores
used in making rugs that the company purchases abroad and sells in the U.S.

BOARD ELECTIONS--nominate more director             Exxon Mobil
candidates than available positions so that shareholders have a choice.

Each of the resolutions encourages companies to protect and promote the dignity of the human person as required by Catholic social teaching. The child-labor resolution does this directly. The other resolutions act indirectly. The executive compensation resolutions assume that an executive who seeks excessive compensation is unlikely to have worker dignity high on his or her list. Similarly, the board-election resolution works indirectly in that it would give shareholders some ability to shape the board into one that will act as the conscience of the corporation.

We are encouraged by our first year of filing resolutions. EMC and Federated agreed to our proposals without waiting for a shareholder vote. News reports indicated that Coca-Cola and G.E. made some movement on the executive compensation issue on account of shareholder pressure. The shareholders of the six companies other than EMC and Federated have voted, or will vote, on the proposals that we filed.

Experience since "socially responsible investing" was born in response to South African apartheid shows that persistent resolution filing by shareholders acting in coalitions will eventually improve corporate behavior. We work with other shareholders through the coalitions Interfaith Center on Corporate Responsibility and Responsible Wealth.

CASTING VOTES--The Catholic Equity Fund can vote on all proposals coming before the annual shareholder meetings of the 495 companies in the portfolio. To help us do that efficiently, we have developed a set of guidelines based on Catholic values and our particular focus. During the six months ended March 31, 2003, out of 216 votes, we voted with management 104 times and against 107 times, and we abstained 5 times.

Our website (www.catholicfunds.com) now includes a summary of our voting guidelines and a record of our votes. We encourage you to take a look.

WRITING LETTERS--We believe that we can help improve corporate behavior by informing CEOs that The Catholic Equity Fund owns shares and that we will vote and advocate as necessary to improve corporate behavior in line with Catholic social teaching. We have written that type of letter to all 495 companies in the portfolio, and we continue to write as the Index adds new companies to replace deleted ones. In addition, we watch news reports, both in newspapers and on the Internet, for corporate activity that seems inconsistent with, or exemplary of, Catholic values. As appropriate, we write critical or congratulatory letters to the CEOs.

                                   THANK YOU

We continue to appreciate your trust and confidence.

/s/Daniel J. Steininger                      /s/Theodore F. Zimmer

Daniel J. Steininger                         Theodore F. Zimmer
Chairman of the Board                        President

i<F1> "S&P 500" is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Catholic Funds. The Catholic Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard & Poor's makes no representations regarding the advisability of investing in the Funds.
ii<F2> The Catholic Equity Fund seeks to match the Index, but performance can be expected to differ by a small percentage representing operating costs and the exclusion of abortion-related stocks from the portfolio. An investment cannot be made directly in the Index. Past performance is not a guarantee of future results. The principal value and investment returns will fluctuate, and when redeemed an investor's shares may be worth more or less than their original cost.
iii<F3> Each investor should determine what share of investment assets should be in stocks by considering age, time frame for needing funds, tolerance for ups and downs, and other factors.
iv<F4> An investment in The Catholic Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The Catholic Equity Fund

PORTFOLIO MANAGER:

Mellon Equity Associates is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It advises passive and active accounts for institutional and individual clients since 1983. Today, we manage over $14 billion in assets for 113 clients.

The portfolio manger, Thomas Durante, joined Mellon Equity Associates in January 2000. In addition to The Catholic Equity Fund, Tom manages several index accounts at Mellon Equity. Tom earned a BS in accounting from Fairfield University in 1982.

COMMENTARY:

While the S&P 500 Index had a positive return of 5.02% for the last six months, it was a very volatile period.

The fourth quarter of 2002 began with a strong rally in stock prices as investors bought stocks that had been beaten down during the two and a half year bear market. After rallying again in the first few days of January, the market sold off considerably through early March. Economic uncertainty, compounded by geopolitical concerns, stifled both capital expenditures and investor willingness to commit to the equity market. However, the market again rallied considerably in mid March as investors perceived uncertainties lifting and were buoyed by hopes for a short war in Iraq. Over the entire six month period, the larger technology and telecommunications stocks were among the strongest contributors to the S&P 500 Index returns. Value style companies, such as consumer staple stocks, detracted from the performance of the Fund as investor sentiment switched to growth companies.

Over the past few weeks, a mixed picture has emerged for the U.S. economy and U.S. stock market. As the initial outcome with the conflict in Iraq seemed resolved, much of the uncertainty in the market was lifted, specifically the cost of the war and the price of oil. This should create a better climate for businesses to accelerate spending and hopefully spawn job creation. For the stock market, it appears that concerns over corporate misdeeds and accounting irregularities have been addressed and investor confidence should continue to be buoyed. Unfortunately, GDP continues to sputter, as the lack of business spending to date has constrained growth in the economy.

Large cap U.S. stocks should remain a core component of a long-term investor's portfolio. With interest rates low, geopolitical risks fading and attractive valuations, stocks should provide returns closer to their historical average.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

               The Catholic Equity      The Catholic Equity
      Date        Fund - Class A       Fund - Class A w/load      S&P 500 Index
      ----        --------------       ---------------------      -------------
    5/3/99           $10,000                   $9,600               $10,000
   6/30/99           $10,290                   $9,878               $10,306
   9/30/99            $9,690                   $9,302                $9,663
  12/31/99           $10,855                  $10,421               $11,101
   3/31/00           $11,155                  $10,709               $11,356
   6/30/00           $10,945                  $10,507               $11,055
   9/30/00           $10,965                  $10,526               $10,948
  12/31/00           $10,302                   $9,890               $10,092
   3/31/01            $9,338                   $8,964                $8,895
   6/30/01           $10,000                   $9,600                $9,416
   9/30/01            $8,464                   $8,126                $8,034
  12/31/01            $9,385                   $9,010                $8,893
   3/31/02            $9,334                   $8,961                $8,917
   6/30/02            $8,044                   $7,723                $7,722
   9/30/02            $6,632                   $6,367                $6,388
  12/31/02            $7,208                   $6,920                $6,927
   3/31/03            $6,962                   $6,684                $6,709

                             AVERAGE ANNUAL RETURNS
                           March 31, 2003 (Unaudited)

                                                        Since        Inception
                                        1 Year        Inception        Date
                                        ------        ---------      ---------
Class A (without sales load)           (25.41)%        (8.83)%        5/3/99
Class A (with sales load)              (28.40)%        (9.79)%        5/3/99
S&P 500 Index                          (24.76)%        (9.69)%          n/a
Class C (without sales load)              n/a            n/a          4/9/02
Class C (with sales load)                 n/a            n/a          4/9/02
Class I                                   n/a            n/a          4/3/02

Performance information prior to April 3, 2002 reflects performance of The Catholic Disciplined Capital Appreciation Fund, which had a similar, but not identical, investment program to that of The Catholic Equity Fund.

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fees and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total return would have been lower.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance would reflect the maximum contingent sales charge
(CDSC) of 1% terminating one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

Performance data is not shown for Class C or Class I shares since they have not been in operation for a full year.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

                                                      March 31, 2003
                                                       (Unaudited)
                            Ticker Symbols           Net Asset Values
                            --------------           ----------------
          Equity A               CTHQX                    $6.78
          Equity C               CTHSX                    $6.75
          Equity I               CTHRX                    $6.77

                                TOP 10 HOLDINGS
                        As of March 31, 2003 (Unaudited)

                                                                 Percentage
                                                                     of
 Rank      Ticker      Security Name                             Net Assets
 ----      ------      -------------                             ----------
  1        MSFT        Microsoft Corp.                             3.34%
  2        GE          General Electric Co.                        3.28%
  3        XOM         Exxon Mobil Corp.                           3.03%
  4        WMT         Wal-Mart Stores, Inc.                       2.97%
  5        PFE         Pfizer Inc.                                 2.47%
  6        C           Citigroup Inc.                              2.28%
  7        JNJ         Johnson & Johnson                           2.20%
  8        IBM         International Business
                         Machines Corp.                            1.70%
  9        AIG         American
                         International Group, Inc.                 1.67%
  10       MRK         Merck & Co. Inc.                            1.60%

The Catholic Money Market Fund

PORTFOLIO MANAGER:

Strong Capital Management, Inc. is an active international and domestic equity and fixed-income manager located in Menomonee Falls, Wisconsin. It advises a mutual fund family, Strong Funds, and provides other investment services with over $38 billion in individual and institutional assets. The portfolio manager, Jay N. Mueller, CFA, joined Strong in September 1991 as a securities analyst and portfolio manager. He also serves as Strong's chief economist. Jay received his B.A. in Economics in 1982 from the University of Chicago and is a Chartered Financial Analyst. In addition to The Catholic Money Market Fund, he manages several other money market funds for Strong. He emphasizes the top-down analysis of the economy, interest rates, and the supply of and demand for credit.

COMMENTARY:

Short term interest rates fell about 0.50% over the six months ending March 31, 2003. This decline was primarily attributable to the Federal Reserve's decision to cut its overnight target for the Federal Funds rate by half a percent on November 6. Mixed economic data and uncertainty over the conflict with Iraq kept interest rates within a relatively narrow range over the first three months of 2003.

Other events of significance to short term debt markets included:

O The election of a Republican majority in both the U.S. Senate and House of Representatives. Unified party control of the two houses of Congress and the executive branch was viewed as an economic positive, in that tax cuts and other fiscal stimulus measures were deemed more likely to become law.

O Improved corporate profits. Better business results helped allay investors' worst fears of credit deterioration.

O Debt reduction. Some highly leveraged companies paid down outstanding debt or issued new equity, improving balance sheet strength.

In conjunction with the general movement to shore up balance sheets, many corporations elected to reduce their reliance on short term debt. In some cases, commercial paper and other short term debt was paid off out of corporate cash flow, while some companies elected to issue longer term debt, using the proceeds to retire commercial paper. This retreat from the cash marketplace reduced the pool of corporate-backed credits available to money market investors.

America is now eighteen months into a tepid economic recovery. Over that time period real GDP has expanded at an annual rate below 3% and we have yet to put together two sequential quarters of vigorous growth. Employment conditions have been stagnant at best, which is disappointing even in comparison with the 'jobless recovery' of the early '90s. The major U.S. stock indices, while above their lows of last October, have failed to rally in the manner typical of prior economic recoveries.

While many factors have been cited to explain the slow, tentative nature of this recovery, most of them can be grouped under two headings: the lingering effects of the late '90s bubble, and geopolitical turmoil. It is important to recognize that both categories are truly global in scope. September 11th and other instances of international terrorism, the conflict in Afghanistan, civil unrest in oil exporting nations like Nigeria and Venezuela, and saber-rattling from North Korea have combined to create a cloud of nervous uncertainty. As well, markets in Europe, Asia and Latin America were caught up in the same asset bubble that carried the U.S. stock market indices to their all time highs.

With the end to the military phase of the Operation Iraqi Freedom, some of the geopolitical uncertainty is likely to dissipate. The worst fears embedded in financial markets did not come to pass--weapons of mass destruction were not used, the oil fields of the Middle East were not severely damaged, the war did not widen. There will be stresses and strains in the months ahead, but perhaps also some positive ripple-effects. As of this writing, monetary policy remains accommodative, while additional fiscal stimulus in the form of tax relief is highly likely. The resolution of the Iraq crisis has also allowed energy prices to decline. Low interest rates are still providing support to the housing market. And rising corporate earnings provide us with reason to believe that an improvement in labor market conditions is on the horizon. Eventually, a strengthening economy should permit the Federal Reserve to raise its short term rate targets.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2003 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (99.2%)                                 Shares      Market Value
---------------------                                 ------      ------------
3M Co.                                                   800          $104,024
Abbott Laboratories                                    3,100           116,591
ACE Limited                                              500            14,475
ADC Telecommunications,
  Inc.*<F5>                                            1,600             3,296
Adobe Systems Inc.                                       450            13,873
Advanced Micro Devices,
  Inc.*<F5>                                              700             4,326
The AES Corp.*<F5>                                     1,100             3,982
Aetna Inc.                                               300            14,790
AFLAC Inc.                                             1,000            32,050
Agilent Technologies, Inc.*<F5>                          900            11,835
Air Products and
  Chemicals, Inc.                                        400            16,572
Alberto-Culver Co. -
  Class B                                                100             4,928
Albertson's, Inc.                                        700            13,195
Alcoa Inc.                                             1,700            32,946
Allegheny Energy, Inc.                                   200             1,242
Allegheny
  Technologies, Inc.                                     100               290
Allergan, Inc.                                           300            20,463
Allied Waste
  Industries, Inc.*<F5>                                  400             3,196
The Allstate Corp.                                     1,400            46,438
ALLTEL Corp.                                             600            26,856
Altera Corp.*<F5>                                        800            10,832
Altria Group, Inc.                                     4,100           122,836
Ambac Financial
  Group, Inc.                                            250            12,630
Amerada Hess Corp.                                       200             8,852
Ameren Corp.                                             300            11,715
American Electric
  Power Co., Inc.                                        800            18,280
American Express Co.                                   2,600            86,398
American Greetings
  Corp. - Class A                                        100             1,310
American International
  Group, Inc.                                          5,137           254,025
American Power
  Conversion Corp.*<F5>                                  400             5,696
American Standard
  Companies Inc.*<F5>                                    100             6,877
AmerisourceBergen Corp.                                  207            10,867
Amgen Inc.*<F5>                                        2,490           143,299
AmSouth BanCorp.                                         700            13,916
Anadarko Petroleum Corp.                                 500            22,750
Analog Devices, Inc.*<F5>                                700            19,250
Andrew Corp.*<F5>                                        200             1,100
Anheuser-Busch
  Companies, Inc.                                      1,700            79,237
Anthem, Inc.*<F5>                                        300            19,875
AOL Time Warner Inc.*<F5>                              8,800            95,568
Aon Corp.                                                600            12,408
Apache Corp.                                             357            22,041
Apartment Investment
  & Management Co. -
  Class A                                                200             7,296
Apollo Group, Inc. -
  Class A*<F5>                                           300            14,970
Apple Computer, Inc.*<F5>                                700             9,898
Applera Corp.                                            400             6,332
Applied Materials, Inc.*<F5>                           3,200            40,256
Applied Micro
  Circuits Corp.*<F5>                                    500             1,630
Archer-Daniels-
  Midland Co.                                          1,300            14,040
Ashland Inc.                                             100             2,967
AT&T Corp.                                             1,500            24,300
AT&T Wireless
  Services Inc.*<F5>                                   5,300            34,980
Autodesk, Inc.                                           200             3,052
Automatic Data
  Processing, Inc.                                     1,150            35,408
AutoNation, Inc.*<F5>                                    600             7,650
AutoZone, Inc.*<F5>                                      200            13,742
Avaya Inc.*<F5>                                          600             1,224
Avery Dennison Corp.                                     200            11,734
Avon Products, Inc.                                      500            28,525
Baker Hughes Inc.                                        700            20,951
Ball Corp.                                               100             5,570
Bank of America Corp.                                  2,900           193,836
The Bank of New York
  Co., Inc.                                            1,500            30,750
Bank One Corp.                                         2,300            79,626
C.R. Bard, Inc.                                          100             6,306
Bausch & Lomb Inc.                                       100             3,289
Baxter International Inc.                              1,200            22,368
BB&T Corp.                                               900            28,287
The Bear Stearns
  Companies Inc.                                         200            13,120
Becton, Dickinson and Co.                                500            17,220
Bed Bath & Beyond Inc.*<F5>                              600            20,724
BellSouth Corp.                                        3,700            80,179
Bemis Co., Inc.                                          100             4,206
Best Buy Co., Inc.*<F5>                                  650            17,530
Big Lots, Inc.*<F5>                                      200             2,250
Biogen, Inc.*<F5>                                        300             8,988
Biomet, Inc.                                             500            15,325
BJ Services Co.*<F5>                                     300            10,317
The Black & Decker Corp.                                 200             6,972
BMC Software, Inc.*<F5>                                  500             7,545
The Boeing Co.                                         1,700            42,602
Boise Cascade Corp.                                      100             2,185
Boston Scientific Corp.*<F5>                             800            32,608
Bristol-Myers Squibb Co.                               3,800            80,294
Broadcom Corp. - Class A*<F5>                            500             6,175
Brown-Forman Corp. -
  Class B                                                100             7,690
Brunswick Corp.                                          200             3,800
Burlington Northern
  Santa Fe Corp.                                         700            17,430
Burlington Resources Inc.                                400            19,084
Calpine Corp.*<F5>                                       600             1,980
Campbell Soup Co.                                        800            16,800
Capital One Financial Corp.                              400            12,004
Cardinal Health, Inc.                                    900            51,273
Carnival Corp.                                         1,200            28,932
Caterpillar Inc.                                         700            34,440
Cendant Corp.*<F5>                                     2,000            25,400
CenterPoint Energy, Inc.                                 500             3,525
Centex Corp.                                             100             5,436
CenturyTel, Inc.                                         300             8,280
Charter One Financial, Inc.                              420            11,617
ChevronTexaco Corp.                                    2,086           134,860
Chiron Corp.*<F5>                                        400            15,000
The Chubb Corp.                                          300            13,296
CIENA Corp.*<F5>                                         800             3,496
CIGNA Corp.                                              300            13,716
Cincinnati Financial Corp.                               300            10,521
Cinergy Corp.                                            300            10,095
Cintas Corp.                                             300             9,870
Circuit City Stores -
  Circuit City Group                                     300             1,560
Cisco Systems, Inc.*<F5>                              14,000           181,720
Citigroup Inc.                                        10,100           347,945
Citizens Communications
  Co.*<F5>                                               600             5,988
Citrix Systems, Inc.*<F5>                                300             3,948
Clear Channel
  Communications, Inc.*<F5>                            1,250            42,400
The Clorox Co.                                           450            20,776
CMS Energy Corp.                                         200               882
The Coca-Cola Co.                                      4,900           198,352
Coca-Cola Enterprises Inc.                               900            16,821
Colgate-Palmolive Co.                                  1,100            59,884
Comcast Corp. - Class A*<F5>                           4,502           128,712
Comerica Inc.                                            300            11,364
Computer Associates
  International, Inc.                                  1,100            15,026
Computer Sciences Corp.*<F5>                             300             9,765
Compuware Corp.*<F5>                                     600             2,034
Comverse Technology, Inc.*<F5>                           400             4,524
ConAgra Foods, Inc.                                    1,100            22,088
Concord EFS, Inc.*<F5>                                 1,000             9,400
ConocoPhillips                                         1,314            70,430
Consolidated Edison, Inc.                                400            15,388
Constellation Energy
  Group, Inc.                                            300             8,319
Convergys Corp.*<F5>                                     300             3,960
Cooper Industries, Ltd. -
  Class A                                                200             7,142
Cooper Tire & Rubber Co.                                 100             1,220
Adolph Coors Co. - Class B                               100             4,850
Corning Inc.*<F5>                                      2,300            13,432
Costco Wholesale Corp.*<F5>                              900            27,027
Countrywide Financial Corp.                              200            11,500
Crane Co.                                                100             1,742
CSX Corp.                                                400            11,408
Cummins Inc.                                             100             2,460
CVS Corp.                                                800            19,080
Dana Corp.                                               300             2,118
Danaher Corp.                                            300            19,728
Darden Restaurants, Inc.                                 300             5,355
Deere & Co.                                              500            19,630
Dell Computer Corp.*<F5>                               5,100           139,281
Delphi Corp.                                           1,100             7,513
Delta Air Lines, Inc.                                    200             1,780
Deluxe Corp.                                             100             4,013
Devon Energy Corp.                                       300            14,466
Dillard's, Inc. - Class A                                200             2,584
The Walt Disney Co.                                    4,000            68,080
Dollar General Corp.                                     700             8,547
Dominion Resources, Inc.                                 600            33,222
R. R. Donnelley & Sons Co.                               200             3,664
Dover Corp.                                              400             9,688
The Dow Chemical Co.                                   1,800            49,698
Dow Jones & Co., Inc.                                    200             7,088
DTE Energy Co.                                           300            11,595
E. I. du Pont de Nemours
  and Co.                                              2,000            77,720
Duke Energy Corp.                                      1,800            26,172
Dynegy Inc. - Class A                                    600             1,566
Eastman Chemical Co.                                     200             5,798
Eastman Kodak Co.                                        600            17,760
Eaton Corp.                                              100             6,995
eBay Inc.*<F5>                                           600            51,174
Ecolab Inc.                                              300            14,799
Edison International*<F5>                                600             8,214
El Paso Corp.                                          1,145             6,927
Electronic Arts Inc.*<F5>                                300            17,592
Electronic Data
  Systems Corp.                                          900            15,840
EMC Corp.*<F5>                                         4,300            31,089
Emerson Electric Co.                                     800            36,280
Engelhard Corp.                                          300             6,426
Entergy Corp.                                            400            19,260
EOG Resources, Inc.                                      200             7,912
Equifax Inc.                                             300             5,997
Equity Office
  Properties Trust                                       821            20,894
Equity Residential                                       500            12,035
Exelon Corp.                                             600            30,246
Exxon Mobil Corp.                                     13,200           461,340
Family Dollar Stores, Inc.                               300             9,264
Fannie Mae                                             2,000           130,700
Federated Department
  Stores, Inc.*<F5>                                      400            11,208
FedEx Corp.                                              600            33,042
Fifth Third Bancorp                                    1,100            55,154
First Data Corp.                                       1,500            55,515
First Tennessee
  National Corp.                                         200             7,942
FirstEnergy Corp.                                        600            18,900
Fiserv, Inc.*<F5>                                        400            12,592
FleetBoston Financial
  Corp.                                                2,100            50,148
Fluor Corp.                                              200             6,736
Ford Motor Co.                                         3,600            27,072
Forest Laboratories, Inc.*<F5>                           700            37,779
Fortune Brands, Inc.                                     300            12,861
FPL Group, Inc.                                          400            23,572
Franklin Resources, Inc.                                 500            16,455
Freddie Mac                                            1,400            74,340
Freeport-McMoRan Copper
  & Gold, Inc. - Class B*<F5>                            300             5,115
Gannett Co., Inc.                                        500            35,215
The Gap, Inc.                                          1,700            24,633
Gateway, Inc.*<F5>                                       500             1,180
General Dynamics Corp.                                   400            22,028
General Electric Co.                                  19,600           499,800
General Mills, Inc.                                      700            31,885
General Motors Corp.                                   1,100            36,982
Genuine Parts Co.                                        300             9,153
Genzyme Corp.*<F5>                                       400            14,580
Georgia-Pacific Corp.                                    500             6,950
The Gillette Co.                                       2,100            64,974
Golden West Financial Corp.                              300            21,579
The Goldman Sachs
  Group, Inc.                                            900            61,272
Goodrich Corp.                                           200             2,812
The Goodyear Tire &
  Rubber Co.                                             300             1,551
W.W. Grainger, Inc.                                      200             8,580
Great Lakes Chemical Corp.                               100             2,220
Guidant Corp.*<F5>                                       600            21,720
H&R Block, Inc.                                          400            17,076
Halliburton Co.                                          900            18,657
Harley-Davidson, Inc.                                    600            23,826
Harrah's Entertainment,
  Inc.*<F5>                                              200             7,140
The Hartford Financial
  Services Group, Inc.                                   500            17,645
Hasbro, Inc.                                             300             4,167
Hercules Inc.*<F5>                                       200             1,740
Hershey Foods Corp.                                      300            18,798
Hewlett-Packard Co.                                    6,007            93,409
Hilton Hotels Corp.                                      700             8,127
H.J. Heinz Co.                                           700            20,440
The Home Depot, Inc.                                   4,600           112,056
Honeywell International
  Inc.                                                 1,700            36,312
Humana Inc.*<F5>                                         300             2,880
Huntington Bancshares Inc.                               500             9,295
Illinois Tool Works Inc.                                 600            34,890
IMS Health Inc.                                          500             7,805
Ingersoll-Rand Co.                                       300            11,577
Intel Corp.                                           13,000           211,640
International Business
  Machines Corp.                                       3,300           258,819
International Flavors &
  Fragrances Inc.                                        200             6,218
International Game
  Technology*<F5>                                        200            16,380
International Paper Co.                                  900            30,420
The Interpublic Group of
  Companies, Inc.                                        800             7,440
Intuit Inc.*<F5>                                         400            14,880
ITT Industries, Inc.                                     200            10,682
Jabil Circuit, Inc.*<F5>                                 400             7,000
Janus Capital Group Inc.                                 400             4,556
JDS Uniphase Corp.*<F5>                                2,700             7,695
Jefferson-Pilot Corp.                                    300            11,544
John Hancock Financial
  Services, Inc.                                         600            16,668
Johnson & Johnson                                      5,800           335,646
Johnson Controls, Inc.                                   200            14,488
Jones Apparel Group, Inc.*<F5>                           300             8,229
J.P. Morgan Chase & Co.                                3,900            92,469
KB HOME                                                  100             4,545
Kellogg Co.                                              800            24,520
Kerr-McGee Corp.                                         150             6,092
KeyCorp                                                  800            18,048
KeySpan Corp.                                            300             9,675
Kimberly-Clark Corp.                                   1,050            47,733
Kinder Morgan, Inc.                                      200             9,000
King Pharmaceuticals, Inc.*<F5>                          500             5,965
KLA-Tencor Corp.*<F5>                                    400            14,377
Knight-Ridder, Inc.                                      200            11,700
Kohl's Corp.*<F5>                                        700            39,606
The Kroger Co.*<F5>                                    1,500            19,725
Leggett & Platt, Inc.                                    400             7,312
Lehman Brothers
  Holdings Inc.                                          500            28,875
Lexmark International,
  Inc.*<F5>                                              250            16,738
Eli Lilly and Co.                                      2,200           125,730
Limited Brands                                         1,000            12,870
Lincoln National Corp.                                   300             8,400
Linear Technology Corp.                                  600            18,522
Liz Claiborne, Inc.                                      200             6,184
Lockheed Martin Corp.                                    900            42,795
Loews Corp.                                              400            15,936
Louisiana-Pacific Corp.*<F5>                             200             1,586
Lowe's Companies, Inc.                                 1,500            61,230
LSI Logic Corp.*<F5>                                     700             3,164
Lucent Technologies Inc.*<F5>                          7,700            11,319
Manor Care, Inc.*<F5>                                    200             3,846
Marathon Oil Corp.                                       600            14,382
Marriott International,
  Inc. - Class A                                         500            15,905
Marsh & McLennan
  Companies, Inc.                                      1,100            46,893
Marshall & Ilsley Corp.                                  400            10,224
Masco Corp.                                            1,000            18,620
Mattel, Inc.                                             900            20,250
Maxim Integrated
  Products, Inc.*<F5>                                    600            21,672
The May Department
  Stores Co.                                             600            11,934
Maytag Corp.                                             200             3,806
MBIA Inc.                                                300            11,592
MBNA Corp.                                             2,550            38,377
McCormick &
  Company, Inc.                                          200             4,828
McDermott International,
  Inc.*<F5>                                              100               290
McDonald's Corp.                                       2,500            36,150
The McGraw-Hill
  Companies, Inc.                                        400            22,236
McKesson Corp.                                           600            14,958
MeadWestvaco Corp.                                       400             9,112
MedImmune, Inc.*<F5>                                     500            16,415
Medtronic, Inc.                                        2,350           106,032
Mellon Financial Corp.                                   800            17,008
Merck & Co. Inc.                                       4,450           243,771
Mercury Interactive Corp.*<F5>                           200             5,936
Meredith Corp.                                           100             3,818
Merrill Lynch & Co., Inc.                              1,700            60,180
MetLife, Inc.                                          1,400            36,932
MGIC Investment Corp.                                    200             7,854
Micron Technology, Inc.*<F5>                           1,200             9,768
Microsoft Corp.                                       21,000           508,410
Millipore Corp.                                          100             3,270
Mirant Corp.*<F5>                                        700             1,120
Molex Inc.                                               400             8,592
Monsanto Co.                                             500             8,200
Moody's Corp.                                            300            13,869
Morgan Stanley                                         2,100            80,535
Motorola, Inc.                                         4,500            37,170
Nabors Industries, Ltd.*<F5>                             300            11,961
National City Corp.                                    1,200            33,420
National Semiconductor
  Corp.*<F5>                                             400             6,816
Navistar International
  Corp.*<F5>                                             100             2,461
NCR Corp.*<F5>                                           200             3,668
Network Appliance, Inc.*<F5>                             700             7,833
The New York Times Co. -
  Class A                                                300            12,945
Newell Rubbermaid Inc.                                   500            14,175
Newmont Mining Corp.                                     800            20,920
Nextel Communications,
  Inc. - Class A*<F5>                                  1,900            25,441
Nicor Inc.                                               100             2,732
NIKE, Inc. - Class B                                     500            25,710
NiSource Inc.                                            500             9,100
Noble Corp.*<F5>                                         300             9,426
Nordstrom, Inc.                                          300             4,860
Norfolk Southern Corp.                                   800            14,848
North Fork BanCorp., Inc.                                300             8,835
Northern Trust Corp.                                     400            12,180
Northrop Grumman Corp.                                   407            34,921
Novell, Inc.*<F5>                                        600             1,290
Novellus Systems, Inc.*<F5>                              300             8,181
Nucor Corp.                                              200             7,634
NVIDIA Corp.*<F5>                                        300             3,855
Occidental Petroleum Corp.                               700            20,972
Office Depot, Inc.*<F5>                                  600             7,098
Omnicom Group Inc.                                       400            21,668
Oracle Corp.*<F5>                                     10,300           111,745
PACCAR Inc.                                              250            12,568
Pactiv Corp.*<F5>                                        300             6,090
Pall Corp.                                               200             4,000
Parametric Technology
  Corp.*<F5>                                             400               868
Parker-Hannifin Corp.                                    200             7,748
Paychex, Inc.                                            725            19,916
J.C. Penney Co., Inc.
  (Holding Company)                                      500             9,820
Peoples Energy Corp.                                     100             3,577
PeopleSoft, Inc.*<F5>                                    600             9,180
The Pepsi Bottling
  Group, Inc.                                            550             9,862
PepsiCo, Inc.                                          3,350           134,000
PerkinElmer, Inc.                                        200             1,778
Pfizer Inc.                                           12,100           377,036
PG&E Corp.*<F5>                                          800            10,760
Phelps Dodge Corp.*<F5>                                  200             6,496
Pinnacle West Capital Corp.                              200             6,648
Pitney Bowes Inc.                                        500            15,960
Plum Creek Timber Co., Inc.                              400             8,636
PMC-Sierra, Inc.*<F5>                                    300             1,785
PNC Financial Services
  Group                                                  600            25,428
Power-One, Inc.*<F5>                                     100               440
PPG Industries, Inc.                                     300            13,524
PPL Corp.                                                300            10,683
Praxair, Inc.                                            300            16,905
Principal Financial
  Group, Inc.*<F5>                                       700            18,998
The Procter & Gamble Co.                               2,600           231,530
Progress Energy, Inc.                                    500            19,575
The Progressive Corp.                                    400            23,724
Providian Financial Corp.*<F5>                           600             3,936
Prudential Financial, Inc.*<F5>                        1,100            32,175
Public Service Enterprise
  Group Inc.                                             400            14,676
Pulte Homes, Inc.                                        100             5,015
QLogic Corp.*<F5>                                        200             7,428
QUALCOMM Inc.*<F5>                                     1,500            54,090
Quest Diagnostics Inc.*<F5>                              200            11,938
Quintiles Transnational
  Corp.*<F5>                                             200             2,432
Qwest Communications
  International Inc.*<F5>                              3,200            11,168
RadioShack Corp.                                         300             6,687
Raytheon Co.                                             800            22,696
Reebok International Ltd.*<F5>                           100             3,285
Regions Financial Corp.                                  400            12,960
R.J. Reynolds Tobacco
  Holdings, Inc.                                         200             6,452
Robert Half International
  Inc.*<F5>                                              300             3,993
Rockwell Automation, Inc.                                400             8,280
Rockwell Collins, Inc.                                   400             7,348
Rohm and Haas Co.                                        400            11,912
Rowan Companies, Inc.                                    200             3,932
T. Rowe Price Group Inc.                                 200             5,424
Ryder System, Inc.                                       100             2,051
Sabre Holdings Corp.                                     300             4,773
SAFECO Corp.                                             300            10,491
Safeway Inc.*<F5>                                        900            17,037
Sanmina-SCI Corp.*<F5>                                   900             3,636
Sara Lee Corp.                                         1,500            28,050
SBC Communications Inc.                                6,500           130,390
Schering-Plough Corp.                                  2,900            51,707
Schlumberger Ltd.                                      1,150            43,712
The Charles Schwab Corp.                               2,650            19,133
Scientific-Atlanta, Inc.                                 300             4,122
Sealed Air Corp.*<F5>                                    200             8,026
Sears, Roebuck and Co.                                   600            14,490
Sempra Energy                                            400             9,984
The Sherwin-Williams Co.                                 300             7,929
Siebel Systems, Inc.*<F5>                              1,000             8,010
Sigma-Aldrich Corp.                                      150             6,674
Simon Property Group, Inc.                               400            14,332
SLM Corp.                                                300            33,276
Snap-on Inc.                                             100             2,476
Solectron Corp.*<F5>                                   1,600             4,832
The Southern Co.                                       1,400            39,816
SouthTrust Corp.                                         700            17,871
Southwest Airlines Co.                                 1,500            21,540
Sprint Corp. - FON Group                               1,800            21,150
Sprint Corp. - PCS Group*<F5>                          2,000             8,720
St. Jude Medical, Inc.*<F5>                              300            14,625
The St. Paul
  Companies, Inc.                                        400            12,720
The Stanley Works                                        200             4,798
Staples, Inc.*<F5>                                       900            16,497
Starbucks Corp.*<F5>                                     800            20,608
Starwood Hotels & Resorts
  Worldwide, Inc.                                        400             9,516
State Street Corp.                                       600            18,978
Stryker Corp.                                            400            27,460
Sun Microsystems, Inc.*<F5>                            6,100            19,886
SunGard Data
  Systems Inc.*<F5>                                      600            12,780
Sunoco, Inc.                                             200             7,314
SunTrust Banks, Inc.                                     600            31,590
SUPERVALU INC.                                           300             4,650
Symantec Corp.*<F5>                                      300            11,754
Symbol Technologies, Inc.                                500             4,305
Synovus Financial Corp.                                  600            10,734
Sysco Corp.                                            1,300            33,072
Target Corp.                                           1,800            52,668
TECO Energy, Inc.                                        300             3,189
Tektronix, Inc.*<F5>                                     200             3,430
Tellabs, Inc.*<F5>                                       800             4,632
Temple-Inland Inc.                                       100             3,740
Teradyne, Inc.*<F5>                                      400             4,656
Texas Instruments Inc.                                 3,400            55,658
Textron, Inc.                                            300             8,238
Thermo Electron Corp.*<F5>                               300             5,430
Thomas & Betts Corp.*<F5>                                100             1,418
Tiffany & Co.                                            300             7,500
The TJX Companies, Inc.                                1,000            17,600
TMP Worldwide Inc.*<F5>                                  200             2,146
Torchmark Corp.                                          200             7,160
Toys R Us, Inc.*<F5>                                     400             3,348
Transocean Inc.                                          600            12,270
Travelers Property Casualty
  Corp. - Class B*<F5>                                 1,981            27,952
Tribune Co.                                              600            27,006
Tupperware Corp.                                         100             1,382
TXU Corp.                                                600            10,710
Tyco International Ltd.                                3,900            50,154
Union Pacific Corp.                                      500            27,500
Union Planters Corp.                                     400            10,516
Unisys Corp.*<F5>                                        600             5,556
United Parcel Service,
  Inc. - Class B                                       2,200           125,400
United States Steel Corp.                                200             1,966
United Technologies Corp.                                900            52,002
UnitedHealth Group Inc.                                  600            55,002
Univision Communications
  Inc. - Class A*<F5>                                    500            12,255
Unocal Corp.                                             500            13,155
UnumProvident Corp.                                      500             4,900
U.S. Bancorp                                           3,800            72,124
UST Inc.                                                 300             8,280
VERITAS Software Corp.*<F5>                              800            14,064
Verizon
  Communications Inc.                                  5,337           188,663
V. F. Corp.                                              200             7,526
Viacom Inc. - Class B*<F5>                             3,500           127,820
Visteon Corp.                                            300             1,782
Vulcan Materials Co.                                     200             6,046
Wachovia Corp.                                         2,700            91,989
Wal-Mart Stores, Inc.                                  8,700           452,661
Walgreen Co.                                           2,000            58,960
Washington Mutual, Inc.                                1,895            66,837
Waste Management, Inc.                                 1,200            25,416
Waters Corp.*<F5>                                        300             6,348
Watson
  Pharmaceuticals, Inc.*<F5>                             200             5,754
WellPoint Health
  Networks Inc.*<F5>                                     300            23,025
Wells Fargo & Co.                                      3,300           148,467
Wendy's International, Inc.                              200             5,502
Weyerhaeuser Co.                                         400            19,132
Whirlpool Corp.                                          100             4,903
The Williams
  Companies, Inc.                                      1,000             4,580
Winn-Dixie Stores, Inc.                                  300             3,966
Worthington Industries, Inc.                             200             2,386
Wm. Wrigley Jr. Co.                                      400            22,600
Xcel Energy, Inc.                                        800            10,248
Xerox Corp.*<F5>                                       1,400            12,180
Xilinx, Inc.*<F5>                                        700            16,387
XL Capital Ltd. - Class A                                300            21,234
Yahoo! Inc.*<F5>                                       1,200            28,824
Yum! Brands, Inc.*<F5>                                   600            14,598
Zimmer Holdings, Inc.*<F5>                               400            19,452
Zions BanCorp.                                           200             8,556
                                                                   -----------
     TOTAL COMMON STOCKS
     (COST $19,277,343)                                             15,116,281
                                                                   -----------

Short-Term                                         Principal
Investment (0.1%)                                   Amount
-----------------                                  ---------
U.S. Treasury Bill,
  1.1350%                                            $10,000             9,973
                                                                   -----------
     TOTAL SHORT-TERM INVESTMENT
     (COST $9,973)                                                       9,973
                                                                   -----------

     TOTAL INVESTMENTS (99.3%)
     (COST $19,287,316)                                             15,126,254
                                                                   -----------

     OTHER ASSETS,
     LESS LIABILITIES (0.7%)                                           107,907
                                                                   -----------

     TOTAL NET ASSETS
     (100.0%)                                                      $15,234,161
                                                                   -----------
                                                                   -----------

*<F5>  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
AS OF MARCH 31, 2003 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

                                                                    Unrealized
Futures Contracts Purchased                          Contracts    Depreciation
---------------------------                          ---------    ------------
S&P 500 Index E-mini Futures
  Contracts Expiring June 2003 (Underlying Face
  Amount at Market Value $127,050)                           3           $(663)
                                                                         -----
       TOTAL FUTURES CONTRACTS PURCHASED                                 $(663)
                                                                         -----
                                                                         -----

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2003 (UNAUDITED)

                                                  THE CATHOLIC MONEY MARKET FUND

                                                      Principal      Amortized
Commercial Paper (74.6%)                                 Amount           Cost
------------------------                              ---------      ---------
Alaska Housing Finance, 1.28%, 4/01/03                 $580,000       $580,000
Compass Securitization, 1.27%, 4/04/03 r<F6>            350,000        349,963
Duke University, 1.27%, 4/07/03                         570,000        569,879
Erasmus Capital Corp., 1.24%, 4/11/03 r<F6>             550,000        549,811
Forrestal Funding Master Trust, 1.24%, 4/07/03 r<F6>    550,000        549,886
Marshall & Ilsley Corp., 1.235%, 4/15/03                525,000        524,748
Old Line Funding Corp., 1.25%, 4/02/03 r<F6>            350,000        349,988
Salomon Smith Barney Holdings, 1.24%, 4/02/03           525,000        524,982
Spintab-Swedmortgage AB, 1.26%, 5/07/03                 350,000        349,559
Steamboat Funding Corp., 1.31%, 4/10/03 r<F6>           500,000        499,836
Stellar Funding Group, 1.28%, 5/08/03 r<F6>             500,000        499,342
Svenska Handelsbank, Inc., 1.25%, 4/22/03               550,000        549,599
Sydney Capital Corp., 1.26%, 4/16/03 r<F6>              330,000        329,827
Tasman Funding, Inc., 1.24%, 4/09/03 r<F6>              550,000        549,848
UBN Delaware, Inc., 1.27%, 5/28/03                      575,000        573,844
Waterfront Funding Corp., 1.40%, 4/01/03 r<F6>          540,000        540,000
Yorkshire Building Society, 1.26%, 4/24/03              500,000        499,598
                                                                   -----------
       TOTAL COMMERCIAL PAPER                                        8,390,710
                                                                   -----------

Taxable Municipal Bonds (25.3%)
-------------------------------
California Pollution Control, 1.30%, 5/06/03            500,000        500,000
Cornerstone Funding Corp., 1.39%, 1/01/22               351,000        351,000
Gulf Coast Waste Disposal, 1.28%, 5/05/03               500,000        500,000
Oakland - Alameda Coliseum, 1.30%, 4/11/03              500,000        500,000
Oakland - Alameda Coliseum, 1.27%, 6/06/03              500,000        500,000
Parish of Calcasieu, 1.285%, 4/30/03                    500,000        500,000
                                                                   -----------
       TOTAL TAXABLE MUNICIPAL BONDS                                 2,851,000
                                                                   -----------

Variable Rate Demand Note (0.1%)
--------------------------------
U.S. Bank, N.A., 1.0588%                                $11,257        $11,257
                                                                   -----------
       TOTAL VARIABLE RATE DEMAND NOTE                                  11,257
                                                                   -----------

       TOTAL INVESTMENTS (100.0%)                                   11,252,967
                                                                   -----------

       LIABILITIES, LESS OTHER ASSETS (0.0%)                            (1,045)
                                                                   -----------

       TOTAL NET ASSETS (100.0%)                                   $11,251,922
                                                                   -----------
                                                                   -----------

r<F6> - Section 4(2) paper which is unregistered and restricted on its resale.
        The Portfolio's Adviser has determined these securities to be liquid. The amortized cost of such securities was $4,218,501 (37.5% of net assets) at March 31, 2003.

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENTS OF ASSETS & LIABILITIES

                                                AS OF MARCH 31, 2003 (UNAUDITED)

                                             The Catholic        The Catholic
                                              Equity Fund     Money Market Fund
                                              -----------     -----------------
ASSETS
------
Investments, at cost                          $19,287,316          $11,252,967
                                              -----------          -----------

Investments, at value                         $15,126,254          $11,252,967
Cash                                               51,412                   --
Income receivable                                  21,738                3,206
Receivable for investments sold                    25,496                   --
Receivable for Fund shares sold                        --                  172
Receivable from adviser                            13,609                1,787
Other assets                                       38,212               14,016
                                              -----------          -----------
       TOTAL ASSETS                            15,276,721           11,272,148
                                              -----------          -----------

LIABILITIES
-----------
Payable for investments purchased                  12,072                   --
Payable for Fund shares redeemed                    1,993                   --
Payable to broker                                   2,385                   --
Dividends payable                                      --                    3
Accrued expenses and other liabilities             26,110               20,223
                                              -----------          -----------
       TOTAL LIABILITIES                           42,560               20,226
                                              -----------          -----------

NET ASSETS                                    $15,234,161          $11,251,922
                                              -----------          -----------
                                              -----------          -----------

NET ASSETS CONSIST OF:
----------------------
Paid in capital                               $21,424,671          $11,251,922
Undistributed net investment income                42,179                   --
Undistributed net realized loss on
  investments sold and futures contracts       (2,070,964)                  --
Net unrealized depreciation on:
    Investments                                (4,161,062)                  --
    Futures contracts                                (663)                  --
                                              -----------          -----------
NET ASSETS                                    $15,234,161          $11,251,922
                                              -----------          -----------
                                              -----------          -----------

CLASS A SHARES
--------------
Net assets                                     $3,030,832          $11,251,922
Shares authorized ($0.001 par value)          100,000,000(1)<F7>   400,000,000
Shares issued and outstanding                     447,201           11,251,922
Net asset value, redemption price and
  minimum offering price per share                  $6.78                $1.00
Maximum offering price per share ($6.78/0.96)       $7.06                $1.00

CLASS C SHARES
--------------
Net assets                                         $3,595                   --
Shares authorized ($0.001 par value)          100,000,000(1)<F7>            --
Shares issued and outstanding                         533                   --
Net asset value and offering price per share        $6.75(2)<F8>            --

CLASS I SHARES
--------------
Net assets                                    $12,199,734                   --
Shares authorized ($0.001 par value)          100,000,000(1)<F7>            --
Shares issued and outstanding                   1,803,043                   --
Net asset value, redemption price and
  offering price per share                          $6.77                   --

(1)<F7> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.
(2)<F8>   Amount does not recalculate due to rounding.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF OPERATIONS

                             FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

                                               The Catholic      The Catholic
                                                Equity Fund   Money Market Fund
                                                -----------   -----------------
INVESTMENT INCOME
-----------------
Dividend income                                   $136,948          $    --
Interest income                                        154           85,409
                                                  --------          -------
       TOTAL INCOME                                137,102           85,409
                                                  --------          -------

EXPENSES
--------
Transfer agent fees and expenses                    41,624           17,542
Investment advisory fees                            36,316           17,389
Portfolio accounting fees                           29,606           17,012
Federal and state registration fees                 12,320            6,224
Audit fees                                           6,917            6,046
Legal fees                                           5,932            4,322
Printing and postage expenses                        5,163            2,478
12b-1 fees - Class A                                 3,889            2,898
12b-1 fees - Class C                                    14               --
Custody fees                                         1,638            3,822
Directors' fees and expenses                         1,485            1,472
Other                                                8,503            4,335
                                                  --------          -------
       TOTAL EXPENSES                              153,407           83,540
                                                  --------          -------
Less waivers and reimbursements by adviser         (98,666)         (28,476)
                                                  --------          -------
       NET EXPENSES                                 54,741           55,064
                                                  --------          -------

NET INVESTMENT INCOME                               82,361           30,345
                                                  --------          -------
                                                  --------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized loss on:
    Investments                                    (61,182)              --
    Futures contracts                               (2,033)              --
Net change in unrealized
  appreciation/depreciation on:
    Investments                                    541,846               --
    Futures contracts                                 (663)              --
                                                  --------          -------
       NET REALIZED AND UNREALIZED
       GAIN ON INVESTMENTS                         477,968               --
                                                  --------          -------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    $560,329          $30,345
                                                  --------          -------
                                                  --------          -------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                                       For the Six           For the
                                                       Months Ended         Year Ended
                                                      March 31, 2003      September 30,
                                                       (Unaudited)         2002(1)<F9>
                                                      --------------      -------------
OPERATIONS
----------
Net investment income                                     $82,361             $51,887
Net realized loss on investments
  sold and futures contracts                              (63,215)           (957,717)
Net change in unrealized appreciation/depreciation
  on investments and futures contracts                    541,183          (3,719,227)
                                                      -----------         -----------
       CHANGE IN NET ASSETS
       RESULTING FROM OPERATIONS                          560,329          (4,625,057)
                                                      -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
Distributions from net investment income                  (10,347)                 --
Distributions from net realized gain on investments            --             (93,974)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
Distributions from net investment income                      (20)                 --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
Distributions from net investment income                  (89,356)                 --
                                                      -----------         -----------

       CHANGE IN NET ASSETS FROM
       DISTRIBUTIONS TO SHAREHOLDERS                      (99,723)            (93,974)
                                                      -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                     2,147,116          12,592,074
Net proceeds from acquisition (Note 7)                         --          11,898,101
Net asset value of shares issued to shareholders
  in payment of distributions declared                     99,325              87,639
Cost of shares redeemed                                  (173,194)        (11,683,790)
                                                      -----------         -----------
       CHANGE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                               2,073,247          12,894,024
                                                      -----------         -----------

       CHANGE IN NET ASSETS                             2,533,853           8,174,993
                                                      -----------         -----------
                                                      -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                        12,700,308           4,525,315
                                                      -----------         -----------
                                                      -----------         -----------
NET ASSETS, END OF PERIOD                             $15,234,161         $12,700,308
                                                      -----------         -----------
                                                      -----------         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $42,179             $59,541
                                                      -----------         -----------
                                                      -----------         -----------

(1)<F9> Information contained in this statement for the period October 1, 2001 through April 2, 2002 reflects the operations of The Catholic Disciplined Capital Appreciation Fund. The information for the period April 3, 2002 through September 30, 2002 reflects the operations for The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  THE CATHOLIC MONEY MARKET FUND

                                                      For the Six           For the
                                                      Months Ended         Year Ended
                                                     March 31, 2003      September 30,
                                                      (Unaudited)             2002
                                                     --------------      -------------
OPERATIONS
----------
Net investment income                                     $30,345            $128,472
                                                      -----------         -----------
       CHANGE IN NET ASSETS
       RESULTING FROM OPERATIONS                           30,345             128,472
                                                      -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
Distributions from net investment income                  (30,345)           (128,472)
                                                      -----------         -----------
       CHANGE IN NET ASSETS FROM
       DISTRIBUTIONS TO SHAREHOLDERS                      (30,345)           (128,472)
                                                      -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                       273,942           2,366,833
Net asset value of shares issued to shareholders
  in payment of distributions declared                     30,268             128,006
Cost of shares redeemed                                  (889,721)         (3,016,288)
                                                      -----------         -----------
       CHANGE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                                (585,511)           (521,449)
                                                      -----------         -----------

       CHANGE IN NET ASSETS                              (585,511)           (521,449)
                                                      -----------         -----------
                                                      -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                        11,837,433          12,358,882
                                                      -----------         -----------
                                                      -----------         -----------
NET ASSETS, END OF PERIOD                             $11,251,922         $11,837,433
                                                      -----------         -----------
                                                      -----------         -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A

                                     For the Six        For the           For the          For the              For the
                                    Months Ended       Year Ended       Year Ended        Year Ended          Period Ended
                                   March 31, 2003      Sept. 30,         Sept. 30,        Sept. 30,            Sept. 30,
                                     (Unaudited)      2002(9)<F18>     2001(9)<F18>      2000(9)<F18>     1999(1)<F10>(9)<F18>
                                   --------------     ------------     ------------      ------------     --------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                     $6.48             $8.43           $10.95             $9.69               $10.00
                                        -----             -----           ------            ------               ------

Net investment income (loss)             0.03              0.06            (0.04)(7)<F16>    (0.03)(7)<F16>          --(8)<F17>
Net realized and unrealized
  gain (loss) on investments             0.29             (1.83)           (2.45)             1.31                (0.31)
                                        -----             -----           ------            ------               ------
     TOTAL FROM
     INVESTMENT OPERATIONS               0.32             (1.77)           (2.49)             1.28                (0.31)
                                        -----             -----           ------            ------               ------

Distributions from net
  investment income                     (0.02)               --               --                --                   --
Distributions from net
  realized gain on investments             --             (0.18)           (0.03)            (0.02)                  --
                                        -----             -----           ------            ------               ------
     TOTAL DISTRIBUTIONS                (0.02)            (0.18)           (0.03)            (0.02)                  --
                                        -----             -----           ------            ------               ------

NET ASSET VALUE,
END OF PERIOD                           $6.78             $6.48            $8.43            $10.95                $9.69
                                        -----             -----           ------            ------               ------
                                        -----             -----           ------            ------               ------

Total return(2)<F11>                    4.97%(3)<F12>  (21.65)%         (22.81)%            13.16%                3.10%(3)<F12>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses(4)<F13>(5)<F14>                0.95%             1.23%            1.75%             1.75%                1.75%
Net investment
  income (loss)(4)<F13>(5)<F14>         1.86%             0.31%          (0.45)%           (0.33)%              (0.03)%
Expenses(4)<F13>(6)<F15>                2.31%             2.48%            3.05%             3.31%                4.83%
Net investment
  income (loss)(4)<F13>(6)<F15>         0.50%           (0.94)%          (1.75)%           (1.89)%              (3.11)%
Net assets, end of period          $3,030,832        $2,865,775       $4,525,315        $4,671,129           $3,365,592
Portfolio turnover rate                 0.88%(3)<F12>    31.23%(3)<F12>   39.17%            28.78%                2.44%(3)<F12>

(1)<F10> Reflects operations for the period from May 3, 1999 (commencement of operations), to September 30, 1999.
(2)<F11>  Based on net asset value, which does not reflect the sales charge.
(3)<F12>  Not annualized.
(4)<F13>  Computed on an annualized basis.
(5)<F14>  Net of waivers and reimbursements by adviser.
(6)<F15>  Gross of waivers and reimbursements by adviser.
(7)<F16> Per share net investment loss has been calculated prior to tax adjustments.
(8)<F17>  Less than one cent per share.
(9)<F18> Information for the periods ended September 30, 1999, 2000, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through September 30, 2002 reflects the operations of The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS C

                                                                For the Six           For the
                                                                Months Ended        Period Ended
                                                               March 31, 2003      September 30,
                                                                (Unaudited)         2002(1)<F19>
                                                               --------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $6.48               $8.92
                                                                    -----               -----

Net investment income                                                0.03                0.01
Net realized and unrealized gain (loss) on investments               0.28               (2.45)
                                                                    -----               -----
       TOTAL FROM INVESTMENT OPERATIONS                              0.31               (2.44)
                                                                    -----               -----

Distributions from net investment income                            (0.04)                 --
                                                                    -----               -----
       TOTAL DISTRIBUTIONS                                          (0.04)                 --
                                                                    -----               -----

NET ASSET VALUE, END OF PERIOD                                      $6.75               $6.48
                                                                    -----               -----
                                                                    -----               -----

Total return(2)<F20>                                                4.89%(3)<F21>    (27.47)%(3)<F21>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses(4)<F22>(5)<F23>                                            1.20%               1.20%
Net investment income (loss)(4)<F22>(5)<F23>                      (0.05)%               0.67%
Expenses(4)<F22>(6)<F24>                                            2.81%               3.71%
Net investment loss(4)<F22>(6)<F24>                               (1.66)%             (1.84)%
Net assets, end of period                                          $3,595              $3,432
Portfolio turnover rate                                             0.88%(3)<F21>      31.23%(3)<F21>

(1)<F19> Reflects operations for the period from April 9, 2002 (commencement of operations), to September 30, 2002.
(2)<F20>  Based on net asset value, which does not reflect the sales charge.
(3)<F21>  Not annualized.
(4)<F22>  Computed on an annualized basis.
(5)<F23>  Net of waivers and reimbursements by adviser.
(6)<F24>  Gross of waivers and reimbursements by adviser.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                                For the Six           For the
                                                                Months Ended        Period Ended
                                                               March 31, 2003      September 30,
                                                                (Unaudited)         2002(1)<F25>
                                                               --------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $6.49               $9.02
                                                                    -----               -----

Net investment income                                                0.04                0.02
Net realized and unrealized gain (loss) on investments               0.29               (2.55)
                                                                    -----               -----
       TOTAL FROM INVESTMENT OPERATIONS                              0.33               (2.53)
                                                                    -----               -----

Distributions from net investment income                            (0.05)                 --
                                                                    -----               -----
       TOTAL DISTRIBUTIONS                                          (0.05)                 --
                                                                    -----               -----

NET ASSET VALUE, END OF PERIOD                                      $6.77               $6.49
                                                                    -----               -----
                                                                    -----               -----

Total return                                                        5.10%(2)<F26>    (28.05)%(2)<F26>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses(3)<F27>(4)<F28>                                            0.70%               0.70%
Net investment income(3)<F27>(4)<F28>                               0.23%               1.03%
Expenses(3)<F27>(5)<F29>                                            2.06%               2.55%
Net investment loss(3)<F27>(5)<F29>                               (1.13)%             (0.82)%
Net assets, end of period                                     $12,199,734          $9,831,101
Portfolio turnover rate                                             0.88%(2)<F26>      31.23%(2)<F26>

(1)<F25> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002.
(2)<F26>  Not annualized.
(3)<F27>  Computed on an annualized basis.
(4)<F28>  Net of waivers and reimbursements by adviser.
(5)<F29>  Gross of waivers and reimbursements by adviser.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                                  THE CATHOLIC MONEY MARKET FUND

                                            For the Six           For the             For the             For the
                                            Months Ended         Year Ended          Year Ended         Period Ended
                                           March 31, 2003      September 30,       September 30,       September 30,
                                            (Unaudited)             2002                2001            2000(1)<F30>
                                           --------------      -------------       -------------        ------------
NET ASSET VALUE,
BEGINNING OF PERIOD                             $1.00               $1.00               $1.00               $1.00
                                                -----               -----               -----               -----

Net investment income                              --(2)<F31>        0.01                0.04                0.04
                                                -----               -----               -----               -----
       TOTAL FROM
       INVESTMENT OPERATIONS                       --(2)<F31>        0.01                0.04                0.04
                                                -----               -----               -----               -----

Distributions from net
  investment income                                --(2)<F31>       (0.01)              (0.04)              (0.04)
                                                -----               -----               -----               -----
       TOTAL DISTRIBUTIONS                         --(2)<F31>       (0.01)              (0.04)              (0.04)
                                                -----               -----               -----               -----

NET ASSET VALUE,
END OF PERIOD                                   $1.00               $1.00               $1.00               $1.00
                                                -----               -----               -----               -----
                                                -----               -----               -----               -----

Total return                                    0.26%(3)<F32>       1.09%               4.45%               4.08%(3)<F32>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Expenses(4)<F33>(5)<F34>                        0.95%               0.95%               0.91%               0.91%
Net investment income(4)<F33>(5)<F34>           0.52%               1.08%               4.35%               5.34%
Expenses(4)<F33>(6)<F35>                        1.44%               1.30%               1.05%               1.19%
Net investment income(4)<F33>(6)<F35>           0.03%               0.73%               4.21%               5.06%
Net assets, end of period                 $11,251,922         $11,837,433         $12,358,882         $11,020,977

(1)<F30> Reflects operations for the period from January 7, 2000 (commencement of operations), to September 30, 2000.
(2)<F31>  Less than one cent per share.
(3)<F32>  Not annualized.
(4)<F33>  Computed on an annualized basis.
(5)<F34>  Net of waivers and reimbursements by adviser.
(6)<F35>  Gross of waivers and reimbursements by adviser.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                AS OF MARCH 31, 2003 (UNAUDITED)

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of two diversified series: The Catholic Equity and Money Market Funds (the "Funds"). At the close of business on April 2, 2002, The Catholic Equity Fund ("Equity Fund") acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Equity Fund shares: Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002. Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the cost of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Catholic Money Market Fund became effective on November 8, 1999 and commenced operations on January 7, 2000. The Funds are both managed by Catholic Financial Services Corporation (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange that day. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the board of directors.

B) STOCK INDEX FUTURES CONTRACTS

The Catholic Equity Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Catholic Equity Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. The Catholic Money Market Fund pays dividends monthly. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended September 30, 2002 were as follows:

                                         Ordinary                Long-term
                                          income               capital gains
                                         --------              -------------
Equity Fund                              $     --                 $93,974
Money Market Fund                        128,472                     --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

The tax components of distributable earnings, capital loss carryforwards (expiring in varying amounts through 2009), and post-October losses as of September 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                Ordinary     Long-term      Net capital loss    Post-October
                 income    capital gains      carryforwards        losses
                --------   ------------     ----------------    ------------
Equity Fund     $59,428       $   --           $1,166,045         $387,189

E) EXPENSES

Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund or to any class of shares of the Equity Fund are either allocated equally between the Funds or in proportion to their respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

Each of the Funds has entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. The terms of these agreements are as follows:

The Catholic Equity Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.95%, 1.20% and 0.70% of the average daily net assets of The Catholic Equity Fund - Class A, Class C and Class I shares, respectively. The expense cap agreement terminates on September 30, 2003.

The Catholic Money Market Fund pays the Adviser a monthly fee according to the following schedule: if the Fund has average daily net assets of $50 million or less: 0.30%; if the Fund has average daily net assets of more than $50 million but less than $100 million: 0.25%; if the Fund has average daily net assets of more than $100 million and less than $200 million: 0.20%; if the Fund's average daily net assets exceed $200 million: 0.15%. Pursuant to an expense cap agreement, the Adviser agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.95% of the Fund's average daily net assets. The expense cap agreement terminates on September 30, 2003.

The Adviser has entered into sub-advisory agreements for each of the Funds. The sub-advisers are Mellon Equity Associates, LLP ("Mellon") for The Catholic Equity Fund and Strong Capital Management, Inc. ("Strong") for The Catholic Money Market Fund. The annual rates of their fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreements are as follows:

o Mellon: 0.12% on the first $50 million; 0.06% of the Funds' average daily nets assets in excess of $50 million.

o Strong: 0.20% if the portfolio is $50 million or less; 0.15% if the portfolio is over $50 million and less than $100 million; 0.10% if the portfolio is over $100 million and less than $200 million; 0.075% if the portfolio is $200 million or more.

For the six months ended March 31, 2003, expenses of $98,666 and $28,476 were waived by the Adviser for The Catholic Equity and Money Market Funds, respectively. The Adviser may terminate these waivers and expense reimbursements after September 30, 2003.

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets for The Catholic Equity Fund - Class A and Class C, respectively, and 0.05% for The Catholic Money Market Fund, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the six months ended March 31, 2003, 12b-1 distribution expenses of $3,889, $14 and $2,898 were paid from The Catholic Equity Fund - Class A, Class C and Money Market Fund, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of each Fund. The Adviser also received sales charges from the sale of The Catholic Equity Fund - Class A shares of $6,077 for the six months ended March 31, 2003. There were no contingent deferred sales charges paid to the Adviser for the redemption of The Catholic Equity Fund - Class C shares during the six months ended March 31, 2003. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------

Transactions of shares of the Funds were as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                         For the Six Months Ended
                                              March 31, 2003                  For the Year Ended
                                               (Unaudited)                September 30, 2002(1)<F36>
                                         ------------------------         --------------------------
                                          Amount          Shares        Amount                   Shares
                                          ------          ------        ------                   ------
Shares sold                             $197,116           28,463        $603,783                  62,346
Shares issued to effect
  acquisition (Note 7)                        --               --      11,898,101               1,319,159
Shares issued to holders in
  reinvestment of distributions            9,949            1,410          87,639                   9,642
Shares redeemed                         (173,194)         (24,744)    (11,683,790)(4)<F39>     (1,485,840)
                                        --------          -------     -----------              ----------
       NET INCREASE (DECREASE)           $33,871            5,129        $905,733                 (94,693)
                                        --------          -------     -----------              ----------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                         For the Six Months Ended
                                              March 31, 2003                 For the Period Ended
                                               (Unaudited)                September 30, 2002(2)<F37>
                                         ------------------------         --------------------------
                                          Amount          Shares        Amount                   Shares
                                          ------          ------        ------                   ------
Shares sold                                $--              --          $3,500                    530
Shares issued to holders in
  reinvestment of distributions             20               3              --                     --
                                           ---              --          ------                    ---
       NET INCREASE                        $20               3          $3,500                    530
                                           ---              --          ------                    ---

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                         For the Six Months Ended
                                              March 31, 2003                 For the Period Ended
                                               (Unaudited)                September 30, 2002(3)<F38>
                                         ------------------------         --------------------------
                                          Amount          Shares        Amount                   Shares
                                          ------          ------        ------                   ------
Shares sold                           $1,950,000          275,633     $11,984,791(4)<F39>       1,514,717
Shares issued to holders in
  reinvestment of distributions           89,356           12,693              --                      --
                                      ----------          -------     -----------               ---------
       NET INCREASE                   $2,039,356          288,326     $11,984,791               1,514,717
                                      ----------          -------     -----------               ---------

THE CATHOLIC MONEY MARKET FUND

                                 For the Six Months Ended
                                      March 31, 2003         For the Year Ended
                                       (Unaudited)           September 30, 2002
                                   --------------------      ------------------
Shares sold                              273,942                 2,366,833
Shares issued to holders in
  reinvestment of distributions           30,268                   128,006
Shares redeemed                         (889,721)               (3,016,288)
                                        --------                ----------
       NET DECREASE                     (585,511)                 (521,449)
                                        --------                ----------
                                        --------                ----------

(1)<F36> Share transactions for the period October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Share transactions for the period April 3, 2002 through September 30, 2002 reflect the operations of The Catholic Equity Fund. (Note 1)
(2)<F37> Reflects operations for the period from April 9, 2002 (commencement of operations) to September 30, 2002.
(3)<F38> Reflects operations for the period from April 3, 2002 (commencement of operations) to September 30, 2002.
(4)<F39> Includes $10,758,990 redeemed from Class A and immediately reinvested in Class I Shares.

5. INVESTMENT TRANSACTIONS
--------------------------

The aggregate purchases and sales of securities, excluding short-term investments for The Catholic Equity Fund for the six months ended March 31, 2003 were $2,116,131 and $126,172, respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in futures contracts for the six months ended March 31, 2003, for The Catholic Equity Fund were as follows:

                                        Number of         Aggregate face
                                        contracts       value of contracts
                                        ---------       ------------------
Outstanding at beginning of year           --               $      --
Contracts opened                            7                 305,238
Contracts closed                           (4)               (177,525)
                                          ---               ---------
Outstanding at end of year                  3               $ 127,713
                                          ---               ---------
                                          ---               ---------

At September 30, 2002, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $17,802,968, for The Catholic Equity Fund was as follows:

               Appreciation                               $278,821
               (Depreciation)                           (5,436,131)
                                                       -----------
         NET DEPRECIATION ON INVESTMENTS               $(5,157,310)
                                                       -----------
                                                       -----------

6. CHANGE IN INDEPENDENT ACCOUNTANTS
------------------------------------

Effective August 1, 2002, the Board of Directors selected the accounting firm of PricewaterhouseCoopers LLP to serve as the Funds' independent certified public accountants for the fiscal year ended September 30, 2002 to fill a vacancy in such position in accordance with Section 32(a)(2) of the 1940 Act resulting from Arthur Andersen LLP's cessation of operations. Arthur Andersen LLP had served as the Funds' independent certified public accountant for the Funds' fiscal years ended September 30, 1999, September 30, 2000 and September 30, 2001. Arthur Andersen LLP's report of the financial statements of the Funds for the fiscal years September 30, 1999, September 30, 2000 and September 30, 2001 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope of procedure during the fiscal years ended September 30, 1999, September 30, 2000 and September 30, 2001 or for the interim period from October 1, 2001 through the date of their termination.

The Funds represent that they had not consulted with PricewaterhouseCoopers LLP any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

7. ACQUISITION INFORMATION
--------------------------

Effective at the close of business on April 2, 2002, The Catholic Equity Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Equity Fund issued 1,864,487 shares (valued at $16,816,919) for the 582,068, 699,484 and 545,376 shares outstanding for The
Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively. The net assets of $5,712,323, $6,185,778 and $4,918,818 of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively, included net unrealized appreciation (depreciation) on investments of $124,750, $(177,234) and $(398,551), and accumulated net realized losses of $(183,267), $(874,354) and $(170,097), respectively. The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds also had capital loss carryforwards which were combined with those of The Catholic Equity Fund. Subject to IRS regulations, The Catholic Equity Fund may use capital loss carryforwards of $179,611 from The Catholic Equity Income Fund, $817,512 from The Catholic Large-Cap Growth Fund and $168,922 from The Catholic Disciplined Capital Appreciation Fund.

8. SUBSEQUENT EVENT - ACQUISITION INFORMATION
---------------------------------------------

Effective at the close of business on May 22, 2003, The Catholic Equity Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for each Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions, the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally could cause the actual results of any Fund to differ materially as compared to benchmarks associated with the particular Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board

Thomas Bausch

J. Michael Borden

Daniel Doucette

Allan Lorge

Thomas Munninghoff

Conrad Sobczak

OFFICERS
--------
Theodore Zimmer
President

William J. Binder
Vice President

Allan Lorge
Vice President, Secretary and
  Chief Financial Officer

Russell Kafka
Treasurer

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISERS
-----------

The Catholic Equity Fund
------------------------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

The Catholic Money Market Fund
------------------------------
Strong Capital Management, Inc.
100 Heritage Reserve
Menomonee Falls, WI 53051

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT ACCOUNTANTS
-----------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI   53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI 53233

Catholic Order of Foresters
Robert Ciesla, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL 60566-7012

Catholic Knights of America
John Kenawell, President
3525 Hampton Avenue
St.  Louis, MO 63139-1980

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
    The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or disapproved of the Funds as an investment.

                 (CATHOLIC FINANCIAL SERVICES CORPORATION LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                1100 West Wells Street  o  Milwaukee, WI  53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  This Item is omitted as provided
          ----------------------------------
in SEC Release IC-25914.

     (b)  Change in Internal Controls.  Based on their evaluation as of a date
          ---------------------------
within 90 days of the filing of this Form N-CSR, our President (Principal Executive Officer) and Vice President, Secretary and Chief Financial Officer (Principal Financial Officer) have confirmed that there have been no significant changes in our internal controls (which are designed to provide reasonable assurance as to the reliability of our published financial statements) or in other factors that could significantly affect these controls subsequent to the date of such evaluation.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------
10(b)(1)          Certification of Principal Executive Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

10(b)(2)          Certification of Principal Financial Officer Required by
                  Section 302 of the Sarbanes-Oxley Act of 2002

10(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 2nd day of June, 2003.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 2nd day of June, 2003.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President (Principal
                                        Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        ------------------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)